Statement of Cash Flows - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Operating activities
Net loss	$ (204,718)	$ (59,879)
Adjustments for:
Depreciation and amortization	330,345	371,689
Deferred charges	(1,101)	(95,873)
Unrealized gain on derivatives	(62,569)	(110,358)
Share-based compensation	13,960	14,101
Loss on disposal of assets	6,947	23,168
Finance costs	110,608	111,906
Finance income	(5,265)	(4,379)
Impairment charges	358,330	361,989
Other expense (income)	30,522	(1,630)
Other operating expense (income)	43	(34,075)
Income tax recovery	(2,519)	(94,355)
Interest received	11,592	1,838
Income taxes paid	(77,182)	(102,628)
Other operating items	87,057	(69,134)
Net cash provided by operations	596,050	312,380
Investing activities
Additions to property, plant and equipment	(114,028)	(216,908)
Decrease (increase) in long-term receivables, investments and other	19,023	(3,080)
Proceeds from sale of property, plant and equipment	1,951	2,168
Net cash used in investing	(93,054)	(217,820)
Financing activities
Interest paid	(69,498)	(70,446)
Proceeds from issuance of shares, stock option plan	4	0
Dividends paid	(158,297)	(158,310)
Net cash used in financing	(227,791)	(228,756)
Increase (decrease) in cash and cash equivalents, during the year	275,205	(134,196)
Exchange rate changes on foreign currency cash balances	(3,863)	(4,130)
Cash and cash equivalents, beginning of year	320,278	458,604
Cash and cash equivalents, end of year	591,620	320,278
Cash and cash equivalents is comprised of:
Cash	190,174	79,730
Cash equivalents	$ 401,446	$ 240,548